UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO  Box  268
           Alexandria, VA 22314
           -----------------------------------------------------

Form  13F  File  Number:  28-05313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Judith  A.  Cagnon
        -------------------------
Title:  Vice  President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/  Judith A. Cagnon                 Alexandria, VA                  01/01/2001
----------------------                ---------------                 ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary: 5
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:       148
                                              --------

Form  13F  Information  Table  Value  Total:  $113,711
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          BURKE & HERBERT BANK & TRUST CO   SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                                    AS OF  1/1/2000

 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                                  INVESTMENT
                                                               MARKET                             DISCRETION   VOTING AUTHORITY
                                                               VALUE   SHS OR  SH/   PUT/   SOLE   SHR   OTHER  SOLE  SHARED  NONE
ISSUER AND TITLE OF                      CUSIP      (X$1000)  PRN AMT   PRN    CALL   (A)    (B)   (C)    (A)    (B)   (C)
AT&T CORP COM                              1957109      509    29,495  SH            X                    29,495

AT&T CORP COM                              1957109       41     2,395  SH                   X      X       2,395

ABBOTT LABS COM                            2824100      606    12,512  SH            X                    12,512

ABBOTT LABS COM                            2824100      165     3,400  SH                   X      X       3,400

AGILENT TECHNOLOGIES INC COM             00846U101      260     4,744  SH            X                     4,744

AGILENT TECHNOLOGIES INC COM             00846U101       14       247  SH                   X      X         247

ALLEGHENY ENERGY INC COM                  17361106      578    11,999  SH            X                    11,999

ALLEGHENY ENERGY INC COM                  17361106       44       916  SH                   X      X         916

ALLTEL CORP COM                           20039103      269     4,303  SH            X                     4,303

ALLTEL CORP COM                           20039103       11       180  SH                   X      X         180

AMERICAN ELEC PWR INC COM                 25537101      169     3,629  SH            X                     3,629

AMERICAN ELEC PWR INC COM                 25537101       37       785  SH                   X      X         785

AMERICAN EXPRESS CO COM                   25816109      270     4,910  SH            X                     4,910

AMERICAN EXPRESS CO COM                   25816109       65     1,185  SH                   X      X       1,185

AMERICAN HOME PRODS CORP                  26609107    2,041    32,124  SH            X                    32,124

AMERICAN HOME PRODS CORP                  26609107      159     2,500  SH                   X      X       2,500


AMERICAN INTL GROUP INC                   26874107    1,586    16,089  SH            X                    16,089

AMERICAN INTL GROUP INC                   26874107       28       280  SH                   X      X         280

AMSOUTH BANCORPORATION C                  32165102      125     8,193  SH            X                     8,193

AMSOUTH BANCORPORATION C                  32165102       50     3,304  SH                   X      X       3,304

BP AMOCO PLC SPON ADR                     55622104    1,034    21,595  SH            X                    21,595

BANK OF AMERICA CORP COM                  60505104      532    11,607  SH            X                    11,607

BANK OF AMERICA CORP COM                  60505104       28       600  SH                   X      X         600

BANK NEW YORK INC COM                     64057102      652    11,808  SH            X                    11,808

BANK ONE CORP COM                        06423A103      519    14,183  SH            X                    14,183

BELLSOUTH CORP COM                        79860102    1,474    36,013  SH            X                    36,013

BELLSOUTH CORP COM                        79860102       83     2,034  SH                   X      X       2,034

BLACKROCK FDS TAX FREE INC CL A           91928143      253    22,634  SH                   X      X      22,634

BRISTOL MYERS SQUIBB COCOM               110122108    1,830    24,751  SH            X                    24,751

BRISTOL MYERS SQUIBB COCOM               110122108      177     2,400  SH                   X      X       2,400

BURKE & HERBERT BANK & TRUST             121331102    8,348    11,758  SH            X                    11,758
COMPANY
BURKE & HERBERT BANK & TRUST             121331102      249       350  SH                   X      X         350
COMPANY
CIGNA CORP COM                           125509109      669     5,060  SH            X                     5,060

CHEVRON CORP COM                         166751107      691     8,178  SH            X                     8,178


CHEVRON CORP COM                         166751107      505     5,981  SH                   X      X       5,981

CISCO SYS INC COM                        17275R102      368     9,630  SH            X                     9,630

CISCO SYS INC COM                        17275R102        4       100  SH                   X      X         100

CITIGROUP INC COM                        172967101    1,292    25,308  SH            X                    25,308

CITIGROUP INC COM                        172967101       14       266  SH                   X      X         266

COCA COLA CO COM                         191216100   16,312   267,683  SH            X                   267,683

COCA COLA CO COM                         191216100       37       600  SH                   X      X         600

CORNING INC COM                          219350105      909    17,208  SH            X                    17,208

CORNING INC COM                          219350105       44       825  SH                   X      X         825

DISNEY WALT CO COM                       254687106      535    18,499  SH            X                    18,499

DISNEY WALT CO COM                       254687106      106     3,647  SH                   X      X       3,647

DOCUCON INC COM NEW                      255908402        2    16,667  SH            X                    16,667

DOMINION RESOURCES INC/VA COM            25746U109      718    10,720  SH            X                    10,720

DOMINION RESOURCES INC/VA COM            25746U109       74     1,105  SH                   X      X       1,105

DU PONT E I DE NEMOURS &CO COM           263534109    1,469    30,416  SH            X                    30,416

DU PONT E I DE NEMOURS &CO COM           263534109      100     2,060  SH                   X      X       2,060

EATON VANCE MUNS TR II                   27826M809      147    14,991  SH                   X      X      14,991
HIGH YLD MUNI B
ELECTRONIC DATA SYS CORP NEW COM         285661104      236     4,080  SH            X                     4,080


ELECTRONIC DATA SYS CORP NEW COM         285661104       64     1,100  SH                   X      X         300     800

ENRON CORP COM                           293561106      524     6,300  SH            X                     6,300

EVERGREEN FDS VA MUNI BOND PFT CL A      300237526      231    22,847  SH            X                    22,847

EXXON MOBIL CORP COM                     30231G102    6,223    71,583  SH            X                    71,583

EXXON MOBIL CORP COM                     30231G102    1,351    15,544  SH                   X      X      15,544

FPL GROUP INC COM                        302571104      235     3,269  SH            X                     3,269

FPL GROUP INC COM                        302571104       43       595  SH                   X      X         595

FEDERAL HOME LN MTG CORP VT COM          313400301      496     7,200  SH            X                     7,200

FEDERAL NATL MTG ASSN COM                313586109    1,432    16,505  SH            X                    16,505

FEDERAL NATL MTG ASSN COM                313586109       69       800  SH                   X      X         800

FEDERATED INCOME TR                      314199100      805    78,841  SH            X                    78,841
INSTL SHRS #36
FEDERATED INCOME TR                      314199100       32     3,175  SH                   X      X       3,175
INSTL SHRS #36
FEDERATED TTL RETURN SER INC             31428Q101      986    94,863  SH            X                    94,648     214
TTL RTN BD INS
FEDERATED TTL RETURN SER INC             31428Q101      116    11,123  SH                   X      X      11,123
TTL RTN BD INS
FIRST UN CORP COM                        337358105      363    13,054  SH            X                    13,054

FIRST VA BKS INC COM                     337477103      499    10,402  SH            X                    10,402

GANNETT INC COM                          364730101      338     5,361  SH            X                     5,361

GANNETT INC COM                          364730101        5        75  SH                   X      X          75


GENERAL ELEC CO COM                      369604103    7,626   159,088  SH            X                   159,088

GENERAL ELEC CO COM                      369604103      835    17,425  SH                   X      X      17,425

HEINZ H J CO COM                         423074103      334     7,046  SH            X                     7,046

HEWLETT PACKARD CO COM                   428236103      881    27,912  SH            X                    27,912

HEWLETT PACKARD CO COM                   428236103       51     1,600  SH                   X      X       1,600

HONEYWELL INTERNATIONAL INC COM          438516106      319     6,745  SH            X                     6,745

HONEYWELL INTERNATIONAL INC COM          438516106       99     2,100  SH                   X      X       2,100

INTEL CORP COM                           458140100      715    23,798  SH            X                    23,798

INTEL CORP COM                           458140100       75     2,500  SH                   X      X         900   1,600

INTERNATIONAL BUSINESS MACHS COM         459200101      904    10,630  SH            X                    10,630

JOHNSON & JOHNSON COM                    478160104    2,275    21,656  SH            X                    21,656

JOHNSON & JOHNSON COM                    478160104       63       600  SH                   X      X         600

KEENE CORP DEL                           487315103        6    22,606  SH            X                    22,606
COM
KIMBERLY CLARK CORP COM                  494368103      613     8,675  SH            X                     8,675

KIMBERLY CLARK CORP COM                  494368103      123     1,736  SH                   X      X         936     800

LUCENT TECHNOLOGIES INC COM              549463107      376    27,875  SH            X                    27,875

LUCENT TECHNOLOGIES INC COM              549463107       24     1,776  SH                   X      X       1,776

MEI CORP NEV COM NEW                     552711202        0    16,250  SH            X                    16,250


MANULIFE FINL CORP COM                   56501R106      289     9,214  SH            X                     9,214

MARRIOTT INTL INC NEW CL A               571903202      313     7,408  SH            X                     7,408

MCDONALDS CORP COM                       580135101      450    13,248  SH            X                    13,248

MEDTRONIC INC COM                        585055106    2,893    47,910  SH            X                    47,910

MEDTRONIC INC COM                        585055106       24       400  SH                   X      X         400

MERCK & CO INC COM                       589331107    3,518    37,577  SH            X                    37,577

MERCK & CO INC COM                       589331107      281     3,000  SH                   X      X       3,000

MICROSOFT CORP COM                       594918104      130     3,000  SH            X                     3,000

MICROSOFT CORP COM                       594918104      217     5,000  SH                   X      X       5,000

MINNESOTA MNG & MFG CO COM               604059105    1,085     9,006  SH            X                     9,006

MINNESOTA MNG & MFG CO COM               604059105       48       400  SH                   X      X         400

MORGAN J P & CO INC COM                  616880100      392     2,371  SH            X                     2,371

MORGAN J P & CO INC COM                  616880100       17       100  SH                   X      X         100

MOTOROLA INC COM                         620076109      622    30,707  SH            X                    30,707

NORFOLK SOUTHN CORP COM                  655844108      347    26,099  SH            X                    26,099

NORTHERN TR CORP COM                     665859104      294     3,600  SH            X                     3,600

ORACLE CORP COM                          68389X105      337    11,600  SH            X                    11,600

PPG INDS INC COM                         693506107      246     5,305  SH            X                     5,305


PAYNE BROTHERS PROPERTY                  695001990    9,619        10  SH            X                        10
50% INT IN LLC
PEPSICO INC COM                          713448108    2,028    40,922  SH            X                    40,922

PEPSICO INC COM                          713448108       20       400  SH                   X      X         400

PFIZER INC COM                           717081103    1,833    39,852  SH            X                    39,852

PFIZER INC COM                           717081103      120     2,600  SH                   X      X       2,600

PHARMACIA CORPORATION COM                71713U102      551     9,038  SH            X                     9,038

PHILIP MORRIS COS INC COM                718154107    1,030    23,420  SH            X                    23,420

PHILIP MORRIS COS INC COM                718154107       46     1,050  SH                   X      X       1,050

PITNEY BOWES INC COM                     724479100      414    12,491  SH            X                    12,491

PITNEY BOWES INC COM                     724479100       15       450  SH                   X      X         450

POTOMAC ELEC PWR CO COM                  737679100      206     8,352  SH            X                     8,352

PROCTER & GAMBLE CO COM                  742718109      378     4,816  SH            X                     4,816

PROCTER & GAMBLE CO COM                  742718109       31       400  SH                   X      X         400

PROTECTIVE LIFE CORP COM                 743674103      254     7,879  SH            X                     7,879

PROTECTIVE LIFE CORP COM                 743674103       42     1,315  SH                   X      X       1,315

ROYAL DUTCH PETE CO N Y REGISTRY     SH  780257804      331     5,468  SH            X                     5,468
PAR N GLDR 1.25
ROYAL DUTCH PETE CO N Y REGISTRY     SH  780257804      123     2,037  SH                   X      X       2,037
PAR N GLDR 1.25
SBC COMMUNICATIONS INC COM               78387G103      781    16,364  SH            X                    16,364


SBC COMMUNICATIONS INC COM               78387G103      121     2,537  SH                   X      X       2,537

SARA LEE CORP COM                        803111103      666    27,102  SH            X                    27,102

SMITHKLINE BEECHAM P L C                 832378301      268     4,308  SH            X                     4,308
ADR REPSTG ORD A
SMITHKLINE BEECHAM P L C                 832378301       38       603  SH                   X      X         603
ADR REPSTG ORD A
SUNTRUST BANKS INC COM                   867914103      329     5,228  SH            X                     5,228

TXU CORPORATION COM                      873168108      164     3,700  SH            X                     3,700

TXU CORPORATION COM                      873168108       44     1,000  SH                   X      X       1,000

TEXACO INC COM                           881694103      342     5,509  SH            X                     5,509

TEXACO INC COM                           881694103       43       700  SH                   X      X         700

TEXAS INSTRS INC COM                     882508104      293     6,192  SH            X                     6,192

TEXAS INSTRS INC COM                     882508104       43       900  SH                   X      X         900

TJ PARTNER                               885993477       52    52,439  SH            X                    52,439
PARTNERSHIP
UNITED TECHNOLOGIES CORP COM             913017109      454     5,770  SH            X                     5,770

VANGUARD FIXED INCOME SECS FD INC        922031307      132    12,890  SH            X                    12,890
GNMA PORTFOLIO #36
VERIZON COMMUNICATIONS COM               92343V104    2,701    53,888  SH            X                    53,888

VERIZON COMMUNICATIONS COM               92343V104      239     4,778  SH                   X      X       4,778

VERSAR INC                               925297103      177    94,400  SH            X                    94,400
COM
WACHOVIA CORP NEW COM                    929771103      466     8,010  SH            X                     8,010


WACHOVIA VIRGINIA MUNICIPAL              929902807      286    27,722  SH            X                    27,722
BOND FUND CLASS Y
WAL MART STORES INC COM                  931142103      721    13,563  SH            X                    13,563

WAL MART STORES INC COM                  931142103       43       800  SH                   X      X         800

WALGREEN CO COM                          931422109      222     5,300  SH            X                     5,300

WELLS FARGO CO COM                       949746101      693    12,439  SH            X                    12,439

WELLS FARGO CO COM                       949746101       62     1,121  SH                   X      X       1,121

XCEL ENERGY INC COM                      98389B100      218     7,509  SH            X                     7,509

